UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JULY 31, 2015

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 118.8%
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 0.1%
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	860,000	EUR	$977,317	(a)

Automobiles - 0.4%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	2,482,000		2,696,073	(b)

Diversified Consumer Services - 0.8%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	337,000	GBP	567,721	(c)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	500,000	GBP	851,393
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,429,625	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	1,810,000		1,891,450	(b)

Total Diversified Consumer Services					5,740,189

Hotels, Restaurants & Leisure - 4.3%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	3,389,656		3,185,259	(a)(d)(e)(f)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,910,000		2,015,050	(a)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	3,360,000		3,645,600	(a)(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	3,970,000		4,039,475
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	2,580,000		2,625,150	(a)(b)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	975,000		4,924	*(a)(h)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,724,000	GBP	2,881,500	(c)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	2,270,000		2,417,550	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,530,000		1,598,085	(a)(b)
Landry’s Inc., Senior Notes	9.375%	5/1/20	6,978,000		7,518,795	(a)(b)

Total Hotels, Restaurants & Leisure					29,931,388

Household Durables - 2.4%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	3,860,000		4,038,525	(a)(b)(d)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	3,120,000		3,205,800	(a)(b)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	2,980,000		3,225,850	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	2,320,000		2,430,200
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	3,940,000		3,743,000	(a)(b)

Total Household Durables					16,643,375

Media - 10.6%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	1,930,000		1,930,000
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	3,100,000		3,078,687	(a)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	3,510,000		3,523,271	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	1,480,000		1,535,843	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	900,000		928,125	(b)
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	260,000		270,400	(b)
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	3,150,000		2,925,563
CSC Holdings LLC, Senior Debentures	7.875%	2/15/18	1,500,000		1,650,000	(b)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	230,000		239,200	(b)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,815,000		2,035,069	(b)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,270,000		2,406,200	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	6,090,000		5,922,525
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	2,710,000		2,676,125	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	2,630,000		$2,113,863	(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	2,883,040		2,537,075	(a)(b)(d)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	4,980,000		5,079,600	(a)(b)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	6,090,000		6,208,450	(a)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	198,000	EUR	263,254	(a)(d)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	2,500,000		2,967,748	(b)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,336,000		1,572,381	(b)
Tribune Media Co., Senior Notes	5.875%	7/15/22	1,430,000		1,480,050	(a)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	1,258,000	EUR	1,518,032	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	4,450,000		4,708,634	(a)(b)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	5,060,000	EUR	6,042,443	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	5,620,000		5,893,975	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	3,990,000		4,064,812	(a)(b)

Total Media					73,571,325

Multiline Retail - 0.6%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	2,940,000		3,167,850	(a)(b)(d)
Neiman Marcus Group Ltd. LLC, Senior Secured Notes	7.125%	6/1/28	660,000		660,000	(b)

Total Multiline Retail					3,827,850

Specialty Retail - 1.5%
American Greetings Corp., Senior Notes	7.375%	12/1/21	2,480,000		2,613,300	(b)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	6,850,000		6,250,625	(a)(b)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	1,570,000		1,617,100	(a)(b)

Total Specialty Retail					10,481,025

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	1,300,000		1,020,500	(a)(b)

TOTAL CONSUMER DISCRETIONARY					144,889,042

CONSUMER STAPLES - 5.1%
Beverages - 1.1%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,610,000		2,570,850	(a)(b)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	2,140,000		2,233,625	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	2,390,000		2,805,262	(a)

Total Beverages					7,609,737

Food & Staples Retailing - 0.8%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	3,610,000		3,605,488	(a)(b)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	2,210,000		2,342,600	(a)(b)

Total Food & Staples Retailing					5,948,088

Food Products - 1.8%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	2,440,000		2,482,700	(a)(b)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	2,300,000		2,219,500	(a)(b)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	3,090,000		3,167,250	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	5,010,000		4,621,725	(a)

Total Food Products					12,491,175

Household Products - 0.8%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,630,000		1,701,687	(a)(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	3,350,000		3,466,580	(a)
Sun Products Corp., Senior Notes	7.750%	3/15/21	590,000		538,375	(a)

Total Household Products					5,706,642

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

|SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.6%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	4,500,000	$3,965,625	(b)

TOTAL CONSUMER STAPLES				35,721,267

ENERGY - 18.5%
Energy Equipment & Services - 2.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,923,000	1,810,024	(b)
CGG, Senior Notes	7.750%	5/15/17	378,000	364,052	(b)
CGG, Senior Notes	6.500%	6/1/21	2,520,000	1,927,800
CGG, Senior Notes	6.875%	1/15/22	480,000	367,200
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	1,885,000	556,075	(a)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	4,225,000	1,256,937	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	990,000	490,050
McDermott International Inc., Secured Notes	8.000%	5/1/21	680,000	589,900	(a)
Parker Drilling Co., Senior Notes	7.500%	8/1/20	3,250,000	2,843,750
SESI LLC, Senior Notes	7.125%	12/15/21	2,780,000	2,905,100	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,730,000	2,047,500	(a)(b)

Total Energy Equipment & Services				15,158,388

Oil, Gas & Consumable Fuels - 16.3%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	1,980,000	1,885,950	(a)(b)
Approach Resources Inc., Senior Notes	7.000%	6/15/21	1,600,000	1,364,000	(b)
Arch Coal Inc., Senior Notes	7.250%	6/15/21	3,700,000	425,500
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,570,000	1,059,750	(b)
California Resources Corp., Senior Notes	6.000%	11/15/24	7,540,000	6,126,250
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	520,000	514,072
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	2,130,000	2,168,749	(b)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,750,000	1,767,500	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	960,000	866,400	(b)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	2,600,000	2,210,000
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	4,980,000	1,867,500	(b)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	2,919,000	2,897,107	(b)
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	370,000	333,000	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	8.125%	9/15/23	1,140,000	1,139,376	(a)(b)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	285,000	291,413	(b)(i)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	2,730,000	2,832,375	(b)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	3,580,000	3,562,673	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	6,520,000	5,778,350	(a)(b)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	2,350,000	2,253,062	(a)(b)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	3,793,000	2,067,185
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	8,490,000	4,457,250	(b)
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	1,952,000	2,211,403	(b)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	1,080,000	815,400	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,720,000	1,804,039	(c)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	1,829,794	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	7,190,000	5,536,300	(b)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	5,020,000	4,492,900	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	3,290,000	625,100	*(e)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	8,900,000	5,518,000	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	2,950,000	2,138,750	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	12.250%	5/15/19	1,960,000		$970,200	(b)
Pacific Exploration and Production Corp., Senior Notes	5.375%	1/26/19	2,350,000		1,674,375	(a)
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	3,000,000		2,647,710
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,320,000		1,070,098
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	12,780,000		4,311,972	(c)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	1,124,000		768,816	(c)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	4,610,000		4,682,193	(a)(b)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	1,335,000		130,163	*(g)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	1,830,000		1,807,125	(a)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	270,000		280,800	(a)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	230,000		238,625	(c)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,390,000		1,471,732	(a)(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	5,280,000		5,346,000	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,730,000		3,003
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	9,940,000		8,101,100
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,810,000		1,588,275	(a)
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	2,720,000		2,818,600	(b)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	790,000		803,825
WPX Energy Inc., Senior Notes	8.250%	8/1/23	840,000		855,750
YPF SA, Senior Notes	8.500%	7/28/25	3,530,000		3,409,627	(a)

Total Oil, Gas & Consumable Fuels					113,819,137

TOTAL ENERGY					128,977,525

FINANCIALS - 15.9%
Banks - 7.7%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,190,000		1,230,162	(b)(i)(j)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,710,000		4,912,133	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,000,000		5,775,000	(b)
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	800,000		857,974	(b)(i)(j)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	950,000		932,188	(i)(j)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,580,000		1,542,475	(b)(i)(j)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	3,180,000		3,657,000	(a)(b)(i)(j)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	1,350,000		1,404,872	(a)(i)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,560,000		1,571,700	(b)(i)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	2,000,000		2,014,000	(i)(j)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	3,920,000		3,922,003	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,270,000		1,260,475	(b)(i)(j)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	2,410,000		2,422,050	(b)(i)(j)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	4,400,000		4,477,000	(b)(j)
Novo Banco SA, Senior Notes	5.875%	11/9/15	1,500,000	EUR	1,659,731	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	3,530,000		4,465,450	(b)(i)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000		1,589,886	(b)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	650,000		766,590	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	4,860,000	AUD	4,032,607	(c)(i)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	4,420,000		3,737,375	(c)(i)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	1,140,000		1,168,500	(b)(i)(j)

Total Banks					53,399,171

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 1.1%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,350,000		$1,317,937	(a)(i)(j)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		2,784,933	(b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,480,000		2,465,998	(b)
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		1,010,073	(a)

Total Capital Markets					7,578,941

Consumer Finance - 0.5%
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	2,230,000		2,413,975	(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	1,110,000		888,000	(a)(b)

Total Consumer Finance					3,301,975

Diversified Financial Services - 2.6%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	4,760,000		5,045,600	(a)
International Lease Finance Corp., Senior Notes	5.750%	5/15/16	800,000		821,000	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,385,000		3,700,211	(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	5,180,000		5,782,175	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000		2,592,000	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		513,775	(a)(b)(i)

Total Diversified Financial Services					18,454,761

Insurance - 1.5%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	410,000		424,350
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	3,250,000		3,404,375	(b)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,450,000		1,529,750	(a)(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	1,780,000		1,584,200
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	1,750,000		2,078,125	(a)(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,377,750	(a)(b)

Total Insurance					10,398,550

Real Estate Management & Development - 2.5%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	3,450,000		3,303,375	(a)(b)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	3,110,000		3,296,600	(a)(b)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	4,140,000		4,409,100	(a)(b)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Secured Notes	11.000%	10/1/21	1,430,000		1,215,500	(b)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	5,450,000		5,232,000

Total Real Estate Management & Development					17,456,575

TOTAL FINANCIALS					110,589,973

HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 0.9%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,610,000		1,595,912	(a)(b)(d)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	590,000		604,013	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	3,870,000		3,986,100	(a)

Total Health Care Equipment & Supplies					6,186,025

Health Care Providers & Services - 4.0%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	1,248,000		1,360,320	(b)
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	1,540,000		1,593,900	(b)
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	4,590,000		4,836,662	(b)
HCA Inc., Debentures	7.500%	11/15/95	2,205,000		2,216,025	(b)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	3,520,000		3,674,000	(b)
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	1,020,000		1,088,850	(a)(b)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	254,000	EUR	292,206	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,870,000		3,226,970	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	2,860,000		$2,995,850	(a)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	2,580,000		2,812,200	(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	4,100,000		3,854,000

Total Health Care Providers & Services					27,950,983

Pharmaceuticals - 3.1%
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	1,700,000		1,736,125	(a)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	2,500,000	EUR	2,905,559	(b)(c)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	1,800,000		1,896,750	(a)(b)
Endo Finance LLC/Endo Ltd./Endo Finco Inc., Senior Notes	6.000%	7/15/23	3,530,000		3,680,025	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	4,990,000		5,158,413	(a)(d)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	6,260,000		6,557,350	(a)

Total Pharmaceuticals					21,934,222

TOTAL HEALTH CARE					56,071,230

INDUSTRIALS - 18.6%
Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	1,490,000		1,594,300	(b)
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	4,430,000		4,252,800	(a)(b)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,400,000		1,361,500	(b)

Total Aerospace & Defense					7,208,600

Air Freight & Logistics - 1.3%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	1,880,000		1,767,200	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	3,610,000		3,871,725	(a)(b)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	3,220,000		3,175,725	(a)

Total Air Freight & Logistics					8,814,650

Airlines - 1.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	1,100,000		1,150,875	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	1,088,034		1,153,316	(a)(b)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	4,042,551		4,467,019	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	1,181,303		1,345,150	(b)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	477,691		519,490	(b)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	2,450,000	GBP	4,080,354	(b)(c)

Total Airlines					12,716,204

Building Products - 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	2,851,000		2,694,195	(a)(b)

Commercial Services & Supplies - 2.6%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,530,000		1,438,200	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	1,490,000		1,592,601	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	6,080,000		5,928,000	(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	1,241,000		1,244,103	(a)(b)
United Rentals North America Inc., Senior Notes	8.250%	2/1/21	739,000		790,183	(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	3,018,000		3,293,393	(b)
West Corp., Senior Notes	5.375%	7/15/22	3,850,000		3,671,937	(a)

Total Commercial Services & Supplies					17,958,417

Construction & Engineering - 2.8%
Astaldi SpA, Senior Notes	7.125%	12/1/20	1,070,000	EUR	1,247,105	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	240,000	EUR	279,724	(c)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	2,420,000		1,887,600	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	2,380,000		2,499,000	(a)(b)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	2,757,000		1,750,695	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - (continued)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	3,110,000		$2,830,100	(a)(b)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	3,670,000		3,559,900	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	2,970,000		2,331,450	(a)(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	4,240,000		2,978,600	(a)

Total Construction & Engineering					19,364,174

Electrical Equipment - 0.6%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,970,000		2,053,725	(a)(b)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	1,800,000		1,809,000	(a)(b)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	174,975	(a)

Total Electrical Equipment					4,037,700

Industrial Conglomerates - 0.4%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	2,490,000		2,510,231	(b)

Machinery - 2.4%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	1,200,000		1,236,000	(a)(b)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	5,370,000		5,598,225	(a)(b)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	2,390,000		2,611,075	(b)
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	3,027,000	EUR	3,520,295	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	560,000	EUR	666,338	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	366,400	EUR	435,975	(c)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	800,000	EUR	928,189	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,760,000		1,887,600	(a)(b)

Total Machinery					16,883,697

Marine - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	4,110,000		4,063,763	(a)(b)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	2,150,000		1,811,375

Total Marine					5,875,138

Road & Rail - 2.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	2,500,000		2,531,250	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	490,000		465,500	(a)(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	4,070,000		4,120,875	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	5,530,000		5,101,425	(a)(b)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	2,210,000		1,558,050	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	3,022,000		3,156,101	(b)

Total Road & Rail					16,933,201

Trading Companies & Distributors - 0.5%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	3,150,000		3,150,000	(b)

Transportation - 1.3%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	3,490,000		3,629,600	(a)(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	3,890,000		3,909,450	(a)(b)(d)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	2,450,000		1,849,750	(a)

Total Transportation					9,388,800

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.3%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	1,700,000	$1,751,000	(a)(b)

TOTAL INDUSTRIALS				129,286,007

INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.3%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	2,410,000	2,385,900	(a)(b)

Electronic Equipment, Instruments & Components - 0.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,620,000	2,685,500	(b)

Internet Software & Services - 0.6%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	1,390,000	1,431,700	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	2,100,000	2,394,000	(b)

Total Internet Software & Services				3,825,700

IT Services - 1.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	3,583,000	2,678,293	(a)(b)
First Data Corp., Secured Notes	8.250%	1/15/21	810,000	859,613	(a)(b)
First Data Corp., Senior Notes	12.625%	1/15/21	4,760,000	5,521,600	(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	3,535,000	4,021,062	(b)

Total IT Services				13,080,568

Software - 0.2%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	1,390,000	1,424,750	(a)(b)

TOTAL INFORMATION TECHNOLOGY				23,402,418

MATERIALS - 12.8%
Chemicals - 0.6%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	926,000	923,685	(a)(b)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	2,240,000	1,960,000
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,500,000	1,477,500	(a)(d)

Total Chemicals				4,361,185

Construction Materials - 0.7%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	810,000	789,345	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	740,000	743,700	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	2,540,000	2,425,700	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	790,000	734,700	(a)

Total Construction Materials				4,693,445

Containers & Packaging - 3.7%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	2,635,039	2,766,791	(a)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	3,170,000	3,356,238	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.250%	1/31/19	930,000	960,225	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,220,000	1,285,575	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	532,941	540,935	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	1,960,000	2,018,800	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	4,070,000	4,171,750	(a)(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	2,690,000	2,668,991	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,220,000	5,089,500	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	887,800	(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	2,000,000	2,030,000	(a)(b)

Total Containers & Packaging				25,776,605

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 7.0%
ArcelorMittal, Senior Bonds	6.125%	6/1/25	3,200,000		$3,056,000
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	3,330,000		3,021,975	(a)(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,650,000		1,087,977	(b)
Evraz Group SA, Notes	9.500%	4/24/18	680,000		711,518	(a)(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	330,000		345,296	(c)
Evraz Group SA, Senior Notes	6.750%	4/27/18	2,390,000		2,328,386	(a)(k)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	440,000		256,344	(a)(b)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	5,580,000		5,147,550	(a)
GTL Trade Finance Inc., Senior Bonds	5.893%	4/29/24	2,996,000		2,835,714	(a)(k)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	3,070,000		153,500	*(a)(e)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	32,532		0	(a)(e)(f)(l)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	1,570,000		1,436,550	(a)(b)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	4,490,000		4,411,425	(a)(b)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,820,000		2,247,962	(b)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	3,960,000		3,920,400	(b)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	3,230,000		3,351,125	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	2,040,000	EUR	2,326,486	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	3,330,000		3,621,375	(a)(b)(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	570,000		517,275	(a)(b)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	1,300,000		1,371,500	(b)
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	1,784,000		1,908,309
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	3,630,000		3,652,687	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	760,000		711,026	(a)

Total Metals & Mining					48,420,380

Paper & Forest Products - 0.8%
Appvion Inc., Secured Notes	9.000%	6/1/20	4,150,000		2,303,250	(a)(b)
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	1,340,000		1,351,725	(b)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	2,030,000		1,705,200
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	940,000		385,400
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	130,000		58,500

Total Paper & Forest Products					5,804,075

TOTAL MATERIALS					89,055,690

TELECOMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 5.6%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,544,000		2,518,560	(a)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	3,430,000		3,344,250	(b)
CenturyLink Inc., Senior Notes	7.600%	9/15/39	3,170,000		2,837,150	(b)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	6,670,000		6,636,650	(b)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,250,000		1,248,438
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	2,590,000		2,072,000	(b)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	750,000		793,125	(b)
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	4,090,000		4,376,300	(b)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	1,260,000		1,324,575	(b)
Oi SA, Senior Notes	5.750%	2/10/22	4,590,000		3,659,148	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,550,000		3,913,733	(b)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	520,000		442,000
Windstream Services LLC, Senior Notes	7.500%	6/1/22	2,630,000		2,173,037
Windstream Services LLC, Senior Notes	7.500%	4/1/23	4,060,000		3,329,200	(b)

Total Diversified Telecommunication Services					38,668,166

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 6.4%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	270,000	EUR	$306,150	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	6,240,000		6,442,800	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,530,000		3,000,500	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	8,465,000		8,031,169	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,200,000		8,082,000	(a)(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	6,930,000		6,661,462	(b)
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	1,090,000		1,150,931	(b)
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	140,000		148,568	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	3,650,000		3,814,250	(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	2,220,000		2,442,000	(c)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000		2,395,220	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000		1,640,250	(c)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	700,000		708,750	(a)

Total Wireless Telecommunication Services					44,824,050

TOTAL TELECOMMUNICATION SERVICES					83,492,216

UTILITIES - 3.7%
Electric Utilities - 1.6%
Midwest Generation LLC, Pass-Through Certificates, Secured Bonds	8.560%	1/2/16	221,052		221,052
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	1,465,737		1,539,024	(b)
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	4,320,000		4,600,800	(b)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	4,380,000		4,883,700	(b)

Total Electric Utilities					11,244,576

Independent Power and Renewable Electricity Producers - 2.1%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	2,927,000		3,155,672	(a)(b)
Foresight Energy LLC/Foresight Energy Finance Corp., Senior Notes	7.875%	8/15/21	2,170,000		1,725,150	(a)(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	7,190,293		7,819,443	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Bonds	9.125%	6/30/17	210,633		222,218	(b)
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	1,970,000		1,998,328	(a)

Total Independent Power and Renewable Electricity Producers					14,920,811

TOTAL UTILITIES					26,165,387

TOTAL CORPORATE BONDS & NOTES (Cost - $850,072,031)					827,650,755

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB5 7A1 (Cost - $638,663)	2.421%	4/20/35	970,618		$866,211	(i)

CONVERTIBLE BONDS & NOTES - 0.4%
MATERIALS - 0.3%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	802,000		721,299

Metals & Mining - 0.2%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	2,073,814		1,524,253	(a)(d)(e)

TOTAL MATERIALS					2,245,552

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,900,100	MXN	355,482	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,208,622)					2,601,034

SENIOR LOANS - 3.1%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.4%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	2,510,000		2,560,200	(m)(n)

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	2,070,000		2,095,875	(m)(n)

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,586,025		1,485,907	(m)(n)

TOTAL CONSUMER DISCRETIONARY					6,141,982

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,080,000		1,101,600	(m)(n)

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	2,029,800		1,887,714	(m)(n)

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Lantheus Medical Imaging Inc., Term Loan	7.000%	10/15/22	1,930,000		1,908,287	(m)(n)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	2,620,000		2,590,525	(m)(n)

TOTAL HEALTH CARE					4,498,812

MATERIALS - 0.5%
Chemicals - 0.5%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	1,200,000	EUR	1,322,843	(m)(n)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,918,495		1,977,249	(m)(n)

Total Chemicals					3,300,092

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	220,000		$180,836	(m)(n)(o)

TOTAL MATERIALS					3,480,928

UTILITIES - 0.6%
Electric Utilities - 0.3%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	2,304,225		2,223,577	(m)(n)

Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	2,200,000		2,211,458	(m)(n)

TOTAL UTILITIES					4,435,035

TOTAL SENIOR LOANS (Cost - $21,796,154)					21,546,071

SOVEREIGN BONDS - 2.0%
Argentina - 0.1%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	470,000		466,788

Brazil - 0.7%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	17,386,000	BRL	4,880,231

Hungary - 0.2%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,658,000		1,857,955

Turkey - 0.6%
Republic of Turkey, Senior Bonds	11.875%	1/15/30	1,175,000		1,969,100
Republic of Turkey, Senior Notes	6.875%	3/17/36	2,064,000		2,381,340

Total Turkey					4,350,440

Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	3,050,000		1,288,625
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,164,000		445,230
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,246,000		842,250	(c)

Total Venezuela					2,576,105

TOTAL SOVEREIGN BONDS (Cost - $20,252,726)					14,131,519

			SHARES
COMMON STOCKS - 3.7%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Ford Motor Co.			200,627		2,975,299

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			166,350		0	*(e)(f)(l)

TOTAL CONSUMER DISCRETIONARY					2,975,299

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
KCAD Holdings I Ltd.			533,873,172		4,511,762	*(e)(f)

FINANCIALS - 1.7%
Banks - 1.7%
Citigroup Inc.			143,529		8,390,705
JPMorgan Chase & Co.			48,547		3,326,926

Total Banks					11,717,631

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY			SHARES	VALUE
Diversified Financial Services - 0.0%
PB Investors II LLC			60,468	$0	*(e)(f)(l)

TOTAL FINANCIALS				11,717,631

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Physiotherapy Associates Holdings Inc.			31,500	2,614,500	*(e)(f)

INDUSTRIALS - 0.5%
Marine - 0.2%
DeepOcean Group Holding AS			198,468	1,455,564	*(e)(f)

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc.			112,258	2,013,909

TOTAL INDUSTRIALS				3,469,473

MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.			6,589,511	472,027	*

TOTAL COMMON STOCKS (Cost - $32,779,423)				25,760,692

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rex Energy Corp. (Cost - $2,265,400)	6.000%		31,500	1,076,906

PREFERRED STOCKS - 2.5%
FINANCIALS - 2.5%
Consumer Finance - 1.9%
GMAC Capital Trust I	8.125%		489,100	12,829,093	(i)

Diversified Financial Services - 0.6%
Citigroup Capital XIII	7.875%		168,125	4,282,144	(b)(i)

TOTAL PREFERRED STOCKS (Cost - $16,143,736)				17,111,237

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $0)		4/15/20	18,500	191,937	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $947,156,755)				910,936,362

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Barclays Capital Inc., repurchase agreement dated 7/31/15; Proceeds at maturity - $6,700,061; (Fully collateralized by U.S. government obligations, 1.625% due 7/31/20; Market value - $6,834,000) (Cost - $6,700,000)	0.110%	8/3/15	$6,700,000	6,700,000

TOTAL INVESTMENTS - 131.7% (Cost - $953,856,755#)				917,636,362
Liabilities in Excess of Other Assets - (31.7)%				(221,048,921)

TOTAL NET ASSETS - 100.0%				$696,587,441

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	The coupon payment on these securities is currently in default as of July 31, 2015.

(h)	The maturity principal is currently in default as of July 31, 2015.

(i)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)	Value is less than $1.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of July 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2– other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$141,703,783	$3,185,259		$144,889,042
Materials	—	89,055,690	0	*	89,055,690
Utilities	—	21,343,535	4,821,852		26,165,387
Other corporate bonds & notes	—	567,540,636	—		567,540,636
Collateralized mortgage obligations	—	866,211	—		866,211
Convertible bonds & notes	—	2,601,034	—		2,601,034
Senior loans:
Consumer discretionary	—	4,046,107	2,095,875		6,141,982
Consumer staples	—	—	1,101,600		1,101,600
Energy	—	—	1,887,714		1,887,714
Utilities	—	2,211,458	2,223,577		4,435,035
Other senior loans	—	7,979,740	—		7,979,740
Sovereign bonds	—	14,131,519	—		14,131,519
Common stocks:
Consumer discretionary	$2,975,299	—	0	*	2,975,299
Energy	—	—	4,511,762		4,511,762
Financials	11,717,631	—	0	*	11,717,631
Health care	—	—	2,614,500		2,614,500
Industrials	2,013,909	—	1,455,564		3,469,473
Materials	472,027	—	—		472,027
Convertible preferred stocks	—	1,076,906	—		1,076,906
Preferred stocks	17,111,237	—	—		17,111,237
Warrants	—	191,937	—		191,937

Total long-term investments	$34,290,103	$852,748,556	$23,897,703		$910,936,362

Short-term investments†	—	6,700,000	—		6,700,000

Total investments	$34,290,103	$859,448,556	$23,897,703		$917,636,362

Other financial instruments:
Forward foreign currency contracts	—	$1,007,781	—		$1,007,781

Total	$34,290,103	$860,456,337	$23,897,703		$918,644,143

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$197,775	—	—		$197,775
Forward foreign currency contracts	—	$229,056	—		229,056

Total	$197,775	$229,056	—		$426,831

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES
Balance as of April 30, 2015	$3,094,961	$7,669,528	$0	*	$5,418,115
Accrued premiums/discounts	14,388	19,467	—		1,188
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)[1]	47,054	(177,884)	—		(93,525)
Purchases	115,856	—	—		—
Sales	(87,000)	(26,136)	—		(281,708)
Transfers into Level 3	—	—	—		—
Transfers out of Level 3[2]	—	(7,484,975)	—		(222,218)

Balance as of July 31, 2015	$3,185,259	—	$0	*	$4,821,852

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	$47,054	—	—		$87,588

	SENIOR LOANS
INVESTMENTS IN SECURITIES (con’t)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of April 30, 2015	$2,560,200	—	$2,014,551	$2,629,825	—
Accrued premiums/discounts	1,543	—	1,789	788	—
Realized gain (loss)	—	—	119	—	—
Change in unrealized appreciation (depreciation)[1]	34,682	—	(123,645)	(40,088)	—
Purchases	2,059,650	—	—	—	—
Sales	—	—	(5,100)	—	—
Transfers into Level 3[3]	—	$1,101,600	—	—	$2,223,577
Transfers out of Level 3[2]	(2,560,200)	—	—	(2,590,525)	—

Balance as of July 31, 2015	$2,095,875	$1,101,600	$1,887,714	—	$2,223,577

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	$36,107	—	$(123,645)	—	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES (con’t)	CONSUMER DISCRETIONARY		ENERGY	FINANCIALS		HEALTH CARE	INDUSTRIALS	TOTAL
Balance as of April 30, 2015	$0	*	$6,533,540	$0	*	$2,614,500	$2,928,197	$35,463,417
Accrued premiums/discounts	—		—	—		—	—	39,163
Realized gain (loss	—		—	—		—	—	119
Change in unrealized appreciation (depreciation)[1]	—		(2,021,778)	—		—	(1,472,633)	(3,847,817)
Purchases	—		—	—		—	—	2,175,506
Sales	—		—	—		—	—	(399,944)
Transfers into Level 3	—		—	—		—	—	3,325,177
Transfers out of Level 3	—		—	—		—	—	(12,857,918)

Balance as of July 31, 2015	$0	*	$4,511,762	$0	*	$2,614,500	$1,455,564	$23,897,703

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	—		$(2,021,778)	—		—	$(1,472,633)	$(3,447,307)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of availability of a quoted price in an active market for an identical investment or the availability of other significant observable outputs.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,358,804
Gross unrealized depreciation	(75,579,197)

Net unrealized depreciation	$(36,220,393)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	277	9/15	$32,998,944	$33,196,719	$(197,775)

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	200,000	USD	226,122	Citibank, N.A.	8/13/15	$(6,447)
EUR	2,675,767	USD	2,936,167	Citibank, N.A.	8/13/15	2,810
EUR	92,407	USD	101,933	Citibank, N.A.	8/13/15	(436)
GBP	90,000	USD	142,590	Citibank, N.A.	8/13/15	(2,051)
USD	7,709,368	EUR	6,833,819	Citibank, N.A.	8/13/15	203,319
USD	836,801	EUR	750,479	Citibank, N.A.	8/13/15	12,498
USD	1,835,449	GBP	1,210,000	Citibank, N.A.	8/13/15	(54,025)
EUR	1,330,063	USD	1,449,402	UBS AG	8/13/15	11,496
EUR	60,000	USD	65,677	UBS AG	8/13/15	225
GBP	69,799	USD	107,408	UBS AG	8/13/15	1,586
USD	21,771,927	EUR	19,115,704	UBS AG	8/13/15	775,847
USD	6,216,254	GBP	4,087,194	UBS AG	8/13/15	(166,097)

Total						$778,725

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At July 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	0.85%	5/5/2014	TBD	**	$511,000	Corporate bonds & notes	$681,954
Credit Suisse	0.85%	8/12/2014	TBD	**	2,492,672	Corporate bonds & notes	2,835,714

					$3,303,672		$3,517,668

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD - To be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

3. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions that are accounted for as secured borrowings.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015